Document and Entity Information Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Marriott Vacations Worldwide Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35219
Entity Tax Identification Number	45-2598330
Entity Address, Address Line One	7812 Palm Parkway
Entity Address, City or Town	Orlando,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32836
City Area Code	407
Local Phone Number	206-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	VAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001524358
Amendment Flag	false